18. Financial instruments (Details 4) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	R$ (1,492)
Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,818)
Net effect - loss	(326)
Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,866)
Net effect - loss	(374)
Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,911)
Net effect - loss	(419)
Fair value hedge (fixed rate)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(101)
Fair value hedge (fixed rate) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(202)
Fair value hedge (fixed rate) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(205)
Fair value hedge (fixed rate) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(208)
Fair value hedge (exchange rate)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(767)
Fair value hedge (exchange rate) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(874)
Fair value hedge (exchange rate) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(888)
Fair value hedge (exchange rate) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(901)
Debentures
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2,048)
Debentures | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2,230)
Debentures | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2,276)
Debentures | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2,321)
Debentures (1st issue CRA)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,014)
Debentures (1st issue CRA) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,104)
Debentures (1st issue CRA) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,126)
Debentures (1st issue CRA) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,149)
Debentures (2nd issue CRA)
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,094)
Debentures (2nd issue CRA) | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,191)
Debentures (2nd issue CRA) | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,216)
Debentures (2nd issue CRA) | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(1,240)
Bank loans
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(238)
Bank loans | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(257)
Bank loans | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(262)
Bank loans | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(266)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(42)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(45)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(46)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(47)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(2)
Leases
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(69)
Leases | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(75)
Leases | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(76)
Leases | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(78)
Total borrowings and financing exposure
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5,375)
Total borrowings and financing exposure | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(5,980)
Total borrowings and financing exposure | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(6,097)
Total borrowings and financing exposure | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	(6,212)
Cash and cash equivalents
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	3,883
Cash and cash equivalents | Scenario I
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	4,162
Cash and cash equivalents | Scenario II
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	4,231
Cash and cash equivalents | Scenario III
DisclosureOfOtherFinancialInstrumentsLineItems [Line Items]
Net exposure	R$ 4,301